EXHIBIT 1	DISCLOSURES REQUIRED BY RULE 15GA-2 FOR ERNST & YOUNG LLP

Double Diamond Funding-VI, LLC Fixed Rate Mortgage-Backed Notes, Series 2017 Sample Mortgage Loan Agreed-Upon Procedures Report To: Double Diamond, Inc. 13 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Double Diamond, Inc.
5495 Belt Line Road, Suite 200
Dallas, Texas 75254

Re:	Double Diamond Funding-VI, LLC (the “Issuer”) Fixed Rate Mortgage-Backed Notes, Series 2017 (the “Notes”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report (the “Specified Party”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a portfolio of mortgage loans contributed and sold to the Issuer which represent monies borrowed by persons to purchase underdeveloped lots at certain real estate developments (the “Initial Mortgage Loans”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Party.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Double Diamond, Inc. (“Double Diamond”), on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.	Labeled “SEC_DUMP_ALL GROUPS EXCLUDING 62 & UDI_073116.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that Double Diamond, on behalf of the Issuer, indicated contains information as of 31 July 2016 (the “Preliminary Initial Cut-Off Date”) relating to certain mortgage loans (the “Preliminary Initial Mortgage Loans”) that are expected to be representative of the Initial Mortgage Loans,
ii.	Labeled “SEC_ALL GROUPS EXCLUDING 62 AND UDI_DBRS_RMBS_073116.xlsx” (the “Preliminary Payment Support Data File”) that Double Diamond, on behalf of the Issuer, indicated contains additional information as of the Preliminary Initial Cut-Off Date relating to the Preliminary Initial Mortgage Loans,
iii.	Labeled “SEC_DUMP_ALL EXCL LL, 62, IO, DELINQ AND UDI_013117.xlsx” and the corresponding record layout and decode information (the “Base Data File”) that Double Diamond, on behalf of the Issuer, indicated contains information as of 31 January 2017 (the “Initial Cut-Off Date”) relating to the Initial Mortgage Loans and

a.  (continued)
iv.	Labeled “SEC_ALL EXCL LL, 62, IO, DELINQ AND UDI_DBRS_RMBS_013117.xlsx” (the “Payment Support Data File,” together with the Preliminary Base Data File, Preliminary Payment Support Data File and Base Data File, the “Provided Data Files”), that Double Diamond, on behalf of the Issuer, indicated contains additional information as of the Initial Cut-Off Date relating to the Initial Mortgage Loans,
b.	Imaged copies of:
i.	The real estate sales contract, deed of trust note, note, and agreement to transfer title and assumption of deed of trust note, (as applicable and collectively, the “Contract”) and
ii.	Certain printed screen shots from Double Diamond’s servicing system (the “System Screen Shots,” together with the Contract, the “Source Documents”)
relating to each Sample Mortgage Loan and Added Sample Mortgage Loan (both as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Data File (both as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File or Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by Double Diamond, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Initial Mortgage Loans or Initial Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Double Diamond, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Initial Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Initial Mortgage Loans,
iii.	Whether the originators of the Initial Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Initial Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Party and is not intended to be and should not be used by anyone other than the Specified Party.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Party but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 March 2017

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.	As instructed by Double Diamond, on behalf of the Issuer, we appended the information for each Preliminary Initial Mortgage Loan on the Preliminary Base Data File with the corresponding information on the Preliminary Payment Support Data File. The Preliminary Base Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

2.
As instructed by Double Diamond, on behalf of the Issuer, we randomly selected a sample of 250 Preliminary Initial Mortgage Loans from the Preliminary Data File (the “Initial Sample Mortgage Loans”).  For the purpose of this procedure, Double Diamond, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Initial Sample Mortgage Loans they instructed us to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 250 Initial Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 250.

Double Diamond, on behalf of the Issuer, indicated that Sample Mortgage Loan Number 49 will not be one of the Initial Mortgage Loans and instructed us not to perform any procedures on Sample Mortgage Loan Number 49.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by Double Diamond, on behalf of the Issuer, that is described in the preceding sentence.  The Initial Sample Mortgage Loans that are not Sample Mortgage Loan Number 49 are hereinafter collectively referred to as the “Preliminary Sample Mortgage Loans.”

3.
As instructed by Double Diamond, on behalf of the Issuer, we randomly selected one Preliminary Initial Mortgage Loan from the Preliminary Data File that is not an Initial Sample Mortgage Loan (the “Additional Sample Mortgage Loan”).  For the purpose of this procedure, Double Diamond, on behalf of the Issuer, did not inform us as to the basis for the methodology they instructed us to use to randomly select the Additional Sample Mortgage Loan from the Preliminary Data File.

For the purpose of the procedures described in this report, the Additional Sample Mortgage Loan is referred to as Sample Mortgage Loan Number 251.  The Preliminary Sample Mortgage Loans, together with the Additional Sample Mortgage Loan, are hereinafter referred to as the “Sample Mortgage Loans.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the applicable instructions, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by Double Diamond, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Attachment A Page 2 of 5

5.	Using:
a.	Information on the Preliminary Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the maturity date for each Sample Mortgage Loan by:
i.	Adding the total number of payments to the prior extensions, both as shown on the Preliminary Data File,
ii.	Subtracting one from the result obtained in i. above and
iii.	Adding the result obtained in ii. above (in months) to the first payment date, as shown on the Preliminary Data File.
We compared this recalculated information to the corresponding information on the Preliminary Data File and found such information to be in agreement.

6.	Using:
a.	Information on the Preliminary Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the remaining term for each Sample Mortgage Loan as the difference in months between:
i.	The next due date, as shown on the Preliminary Data File, and
ii.	The maturity date, as calculated in Item 5. above.
We compared this recalculated information to the corresponding information on the Preliminary Data File and found such information to be in agreement.

7.	Using:
a.	Information on the Preliminary Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the original loan-to-value ratio for each Sample Mortgage Loan by:
i.	Adding the purchase price to the property sales tax, both as shown on the Preliminary Data File,
ii.	Subtracting the down payment, as shown on the Preliminary Data File, from the result obtained in i. above,
iii.	Dividing the result obtained in ii. above by the sum of the purchase price and property sales tax, both as shown on the Preliminary Data File, and
iv.	Rounding the result obtained in iii. above to 2 decimal places (XX.XX%).
We compared this recalculated information to the corresponding information on the Preliminary Data File and found such information to be in agreement.

8.	As instructed by Double Diamond, on behalf of the Issuer, we appended the information for each Initial Mortgage Loan on the Base Data File with the corresponding information on the Payment Support Data File. The Base Data File, as appended, is hereinafter referred to as the “Data File.”

Attachment A Page 3 of 5

9.	For each mortgage loan on the Preliminary Data File and Data File, we compared the loan number (the “Loan Number”), as shown on the Preliminary Data File, to the corresponding Loan Number, as shown on the Data File, and noted that:
a.	290 of the Initial Mortgage Loans included on the Data File were not included on the Preliminary Data File,
b.	2,024 of the Preliminary Initial Mortgage Loans included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Initial Mortgage Loans”) and
c.	118 of the Removed Preliminary Initial Mortgage Loans were Sample Mortgage Loans (the “Removed Sample Mortgage Loans”).

The Removed Sample Mortgage Loans are Sample Mortgage Loan Numbers 1, 5, 6, 15, 16, 17, 18, 21, 23, 24, 25, 26, 27, 29, 30, 31, 32, 33, 34, 39, 41, 42, 46, 47, 52, 54, 57, 58, 59, 61, 62, 63, 68, 69, 70, 71, 73, 75, 76, 83, 88, 93, 98, 99, 100, 101, 102, 103, 104, 105, 106, 107, 108, 109, 110, 111, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 130, 131, 133, 142, 143, 144, 146, 149, 150, 155, 161, 163, 164, 166, 167, 170, 171, 174, 175, 176, 178, 179, 180, 183, 194, 195, 196, 197, 201, 208, 209, 210, 214, 220, 223, 227, 228, 233, 244, 245, 246, 247, 248, 249, 250 and 251.

10.	For the 132 Sample Mortgage Loans included on the Data File (the “Matched Sample Mortgage Loans”), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File, subject to the applicable instructions provided by Double Diamond, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 10. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in the preceding paragraph of this Item 10., Double Diamond, on behalf of the Issuer, instructed us:
a.	Not to compare the current balance Sample Characteristic due to the passage of time between the Preliminary Initial Cut-Off Date and Initial Cut-Off Date,
b.	For the purpose of comparing the current rate and step up rate, to round the current rate and step up rate to 1 decimal place (XX.X%) and
c.	For the purpose of comparing the borrower name Sample Characteristic for Sample Mortgage Loan Number 203, to ignore differences due to abbreviations, truncations and spelling.

Attachment A Page 4 of 5

11.	As instructed by Double Diamond, on behalf of the Issuer, we randomly selected a sample of 12 Initial Mortgage Loans from the Data File that are not Matched Sample Mortgage Loans (the “Added Sample Mortgage Loans”). For the purpose of this procedure, Double Diamond, on behalf of the Issuer, did not inform us as to the basis for the methodology they instructed us to use to randomly select the Added Sample Mortgage Loans from the Data File.

For the purpose of the procedures described in this report, the 12 Added Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 252 through 263.  The Matched Sample Mortgage Loans, together with the Added Sample Mortgage Loans, are hereinafter referred to as the “Final Sample Mortgage Loans.”

12.	For each Added Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the applicable instructions, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A (except note iii.), subject to the instruction provided by Double Diamond, on behalf of the Issuer, that is stated in the succeeding paragraph of this Item 12. The Source Document(s) that we were instructed by Double Diamond, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in the preceding paragraph of this Item 12., Double Diamond, on behalf of the Issuer, instructed us to replace any reference to “Preliminary Data File,” “Preliminary Initial Cut-Off Date” and “Sample Mortgage Loan,” with “Data File,” “Initial Cut-Off Date” and “Added Sample Mortgage Loan,” respectively.

13.	Using:
a.	Information on the Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the maturity date for each Final Sample Mortgage Loan by:
i.	Adding the total number of payments to the prior extensions, both as shown on the Data File,
ii.	Subtracting one from the result obtained in i. above and
iii.	Adding the result obtained in ii. above (in months) to the first payment date, as shown on the Data File.
We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 5 of 5

14.	Using:
a.	Information on the Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the remaining term for each Final Sample Mortgage Loan as the difference in months between:
i.	The next due date, as shown on the Data File, and
ii.	The maturity date, as calculated in Item 13. above.
We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

15.	Using:
a.	Information on the Data File and
b.	The applicable information, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, we recalculated the original loan-to-value ratio for each Final Sample Mortgage Loan by:
i.	Adding the purchase price to the property sales tax, both as shown on the Data File,
ii.	Subtracting the down payment, as shown on the Data File, from the result obtained in i. above,
iii.	Dividing the result obtained in ii. above by the sum of the purchase price and property sales tax, both as shown on the Data File, and
iv.	Rounding the result obtained in iii. above to 2 decimal places (XX.XX%).
We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Account Number	Contract	i.

Borrower name	Name	Contract or System Screen Shots	ii., iii.

Current rate	Interest Rate	Contract	iv., v.

Step up date	Date Int Changed	Contract	vi.

Step up rate	New Interest% Rate	Contract	iv., vi.

Development	Subdivision	Contract

First payment date	First Pymt Date	Contract

Total number of payments	Loan Term	(a) Contract or (b) Contract and recalculation	vii.

Current balance	Principal Balance	System Screen Shots or Contract	viii.

FICO score	Credit Score	System Screen Shots	ix.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the borrower name Sample Characteristic for each Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling.

iii.	For the purpose of comparing the borrower name Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Number 259), Double Diamond, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the borrower name Sample Characteristic for Sample Mortgage Loan Number 259, Double Diamond, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A Page 2 of 3

Notes:  (continued)

iv.	For the purpose of comparing the current rate and step up rate Sample Characteristics for each Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us to round the current rate and step up rate, each as shown on the Contract, to 1 decimal place (XX.X%).

v.	For the purpose of comparing the current rate Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loans with a step up date, as shown on the Contract, prior to the Preliminary Initial Cut-Off Date, and Sample Mortgage Loan Numbers 50, 108 and 140, the “Step Up Sample Mortgage Loans”), Double Diamond, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the current rate Sample Characteristic for each Step Up Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us to use the step up rate, as shown on the Contract.

vi.	For the purpose of comparing the step up date and step up rate Sample Characteristics for each Sample Mortgage Loan that is not a Step Up Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the step up date and step up rate Sample Characteristics for each Step Up Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us not to compare the step up date and step up rate Sample Characteristics for Step Up Sample Mortgage Loans with both a step up date and step up rate value of “<Blank>,” as shown on the Preliminary Data File.

vii.	For the purpose of comparing the total number of payments Sample Characteristic for each Sample Mortgage Loan without a step up rate shown on the Contract, Double Diamond, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the total number of payments Sample Characteristic for each Sample Mortgage Loan with a step up rate shown on the Contract, Double Diamond, on behalf of the Issuer, instructed us to recalculate the total number of payments as the sum of the:
(a)	Number of payments at initial rate and
(b)	Number of payments at the step up rate,
both as shown on the Contract.

viii.	For the purpose of comparing the current balance Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loans with a first payment date, as shown on the Preliminary Data File, after the Preliminary Initial Cut-Off Date, the “Unpaid Sample Mortgage Loans”), Double Diamond, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the current balance Sample Characteristic for each Unpaid Sample Mortgage Loan, Double Diamond, on behalf of the Issuer, instructed us to use the original balance, as shown on the Contract.

Exhibit 1 to Attachment A Page 3 of 3

Notes:  (continued)

ix.	With respect to certain Sample Mortgage Loans, the System Screen Shots Source Document contains conflicting information relating to the FICO score Sample Characteristic. For such Sample Mortgage Loans, Double Diamond, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File for the FICO score Sample Characteristic agreed with any of the information on the corresponding System Screen Shots. We performed no procedures to reconcile any conflicting information on the System Screen Shots relating to the FICO score.

We were instructed by Double Diamond, on behalf of the Issuer, not to compare the FICO score Sample Characteristics for Sample Mortgage Loans with a FICO score value of “NC,” “NUC,” “NUS” or “<Blank>,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Double Diamond, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Mortgage Loan Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

20	FICO score	724	703

21	FICO score	794	796

29	FICO score	787	773

46	FICO score	771	<Unable to determine>

69	FICO score	779	789

77	FICO score	702	<Unable to determine>

83	FICO score	748	<Unable to determine>

98	FICO score	795	765

161	FICO score	659	686

172	FICO score	698	778

173	FICO score	684	681

184	FICO score	689	687

203	FICO score	686	644

251	FICO score	770	780

Exhibit 3 to Attachment A

Sample Characteristic Differences
Between the Preliminary Data File and Data File

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Data File Value

135	Borrower name	XXX	XXX
	First payment date	8/XX/2016	2/XX/2017
	Step up date	8/1/2017	2/1/2018
	FICO score	666	772

185	Borrower name	XXX	XXX
	Current rate	8.5%	2.9%
	Step up rate	0.0%	6.2%
	Step up date	0	2/1/2018
	First payment date	4/XX/2009	2/XX/2017
	FICO score	656	718

203	FICO score	686	644

Exhibit 4 to Attachment A

Added Sample Mortgage Loan Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Data File Value	Source Document Value

257	FICO score	609	604

259	FICO score	665	639